Issuance of common units and Series A Preferred Units	9 Months Ended
Sep. 30, 2019
Issuance of common units and Series A Preferred Units
Issuance of common units and Series A Preferred Units

15. Issuance of common units and Series A Preferred Units

On January 26, 2018 and October 18, 2019, the Partnership entered into a sales agreement with the B. Riley FBR Inc. (the "Agent"). Under the terms of the sales agreement, the Partnership may offer and sell up to $120 million in aggregate offering number of common units and Series A preferred units, from time to time, through the Agent, acting as agent for the Partnership. Sales of such units may be made in negotiated transactions or transactions that are deemed to be “at the market” offerings, including sales made directly on the New York Stock Exchange or through a market marker other than on an exchange.

The Partnership did not issue any Series A preferred or common units for the period ended March 31, 2019. For the period April 1, 2019 to June 30, 2019, the Partnership sold 51,267 Series A preferred units under the ATM program at an average gross sales price of $26.14 per unit and received net proceeds, after sales commissions, of $1.3 million. For the period from April 1, 2019 to June 30, 2019, the Partnership sold 53,160 common units under the ATM program at an average sales price of $19.60 per unit and received net proceeds, after sales commissions, of $1.0 million. The Partnership paid an aggregate of $0.04 million in sales commissions to the Agent in connection with such sales in the period from April 1, 2019 to June 30, 2019. During the three months ended September 30, 2019, the Partnership sold 53,855 Series A preferred units at an average gross sales price of $26.52 per unit for net proceeds, after sales commissions, of $1.4 million. The Partnership paid an aggregate of $0.02 million in sales commissions to the Agent in connection with such sales for the three months ended September 30, 2019. The Partnership did not issue any common units during the three months ended September 30, 2019.

From the commencement of the ATM program in January 2018 through September 30, 2019, the Partnership sold 1,634,192 Series A preferred units and 306,266 common units, and received net proceeds of $41.4 million and $5.6 million, respectively. The compensation paid to the Agent for such sales was $0.8 million.